Taxes - Change in deferred taxes (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxes
Opening balance	kr 11	kr 15
Change through profit or loss	(1)	1	kr 0
Change in other comprehensive income	15	(5)
Closing balance	kr 25	kr 11	kr 15